Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Surplus	Capital Surplus Share Options Reserve	Capital Surplus Equity Instruments	Capital Surplus Other	Accumulated Deficit	Unrealized Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income
Beginning balance at Dec. 31, 2021	$ 57,303,743	$ 63,019,962	$ 221,467,061	$ 213,098,729	$ 8,323,753		$ 44,579	$ (227,004,332)	$ (178,948)
Beginning balance, shares at Dec. 31, 2021		348,723,365
Recognition of employee share options by the Company (Note 17)	1,336,637		1,336,637		1,336,637
Net loss	(25,971,668)							(25,971,668)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(25,971,668)							(25,971,668)
Ending balance at Jun. 30, 2022	32,668,712	$ 63,019,962	222,803,698	213,098,729	9,660,390		44,579	(252,976,000)	(178,948)
Ending balance, shares at Jun. 30, 2022		348,723,365
Beginning balance at Dec. 31, 2021	57,303,743	$ 63,019,962	221,467,061	213,098,729	8,323,753		44,579	(227,004,332)	(178,948)
Beginning balance, shares at Dec. 31, 2021		348,723,365
Ending balance at Dec. 31, 2022	8,365,220	$ 63,019,962	223,910,955	213,098,729	10,767,647		44,579	(278,386,749)	(178,948)
Ending balance, shares at Dec. 31, 2022		348,723,365
Recognition of employee share options by the Company (Note 17)	1,212,832		1,212,832		1,212,832
Issuance of new share capital	5,854,531	$ 680,880	5,173,651	5,173,651
Issuance of new share capital, shares		68,088,015
Issuance of Pre-Funded Warrant (Notes 13 and A)	8,262,698		8,262,698			$ 8,262,698
Issuance of Tranche Warrants (Notes 13 and A)	3,712,402		3,712,402			3,712,402
Transaction costs attributable to the issuance of ordinary shares (Note A)	(39,002)		(39,002)	(39,002)
Net loss	(20,997,846)							(20,997,846)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(20,997,846)							(20,997,846)
Ending balance at Jun. 30, 2023	$ 6,370,835	$ 63,700,842	$ 242,233,536	$ 218,233,378	$ 11,980,479	$ 11,975,100	$ 44,579	$ (299,384,595)	$ (178,948)
Ending balance, shares at Jun. 30, 2023		416,811,380